OTHER RECEIVABLES AND ASSETS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER RECEIVABLES AND ASSETS

10       OTHER RECEIVABLES AND ASSETS

	2025	2024
Prepaids expenses	4,849	4,129
Advances to vendors	36,893	15,378

Deposits	9,839	4,257
Employees receivables (a) (Note 30)	-	3,192
Altamira investment (b)	9,691	2,168
Other assets	705	1,286
Total receivables and assets	61,977	30,410
Current	45,404	25,467
Non-current	16,573	4,943

(a)	The Company paid on behalf of certain key management personnel, certain withholding taxes associated with the exercise of stock options in the amount of $3,192 which was included as current other receivables (see Note 30 for further details). This amount was fully reimbursed in June 2025.

(b)	On November 7, 2023, the Company entered into a subscription agreement with Altamira Gold Corp. (“Altamira”) pursuant to which it acquired 24,000,000 units of Altamira at a price of $0.090 (C$0.125 - Canadian Dollars) per unit for an aggregate purchase price of $2,167 (C$3,000 - Canadian Dollars). Each unit consists of one common share and one common share purchase warrant of Altamira. Each warrant is exercisable to acquire one share of Altamira at a strike price of $ 0.14 (C$0.20 - Canadian Dollars) per share for a period of two years from November 7, 2023.

On June 30, 2025, the Company entered into a second subscription agreement with Altamira pursuant to which it acquired, an additional 6,000,000 units at a price of $0.070 (C$0.10 - Canadian Dollars) per unit, for an aggregate purchase price of $439 (C$600 – Canadian Dollars). Each unit consists of one common share and one-half of one common share purchase warrant. Each full warrant is exercisable to acquire one common share of Altamira at a price of $0.11 (C$0.15 - Canadian Dollars) per share for a period of two years from June 30, 2025.

On November 6, 2025, the Company exercised 24,000,000 common share purchase warrants of Altamira Gold Corp. at an exercise price of $ 0.14 (C$0.20 - Canadian Dollars) per warrant, with each warrant exercisable for one common share of the issuer. Following this transaction, Aura owns 54,000,000 common shares and 3,000,000 warrants.

The common shares are recorded at fair value through OCI and the amount as of December 31, 2025, is $9,691 ($2,168 as of December 31, 2024).